Additional Notes - Summary of Capital Management (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Management [Line Items]
Stockholders' Equity	€ 244,875,943	€ 621,322,017	€ 394,701,772	€ 488,372,634
In % of Total Capital	9.60%	37.40%
Total Liabilities	€ 2,311,378,273	€ 1,038,191,003
In % of Total Capital	90.40%	62.60%
Total Capital	€ 2,556,254,216	€ 1,659,513,020